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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
                                              -------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number: 28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 571-5550

Signature, Place, and Date of Signing:


/s/ Daniel F. Lindley           Wilmington, DE               August 11, 1999
-----------------------         --------------               -------------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name
     28-04795                              _________________________________
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FORM 13F            NAME OF REPORTING MANAGER WASLIC CO. II

                                                                              ITEM 5:
            ITEM 1:                 ITEM 2:        ITEM 3:     ITEM 4:      FAIR MARKET
        NAME OF ISSUER          TITLE OF CLASS    CUSIP #      SHARES          VALUE
------------------------------------------------------------------------------------------
WASLIC CO II

ABBOTT LABS INC                  Common Stock    002824100       40,000          1,815,000
ADVANCED COMMUNICATIONS GRP      Common Stock    00751B106      265,000          2,633,438
ALLIANT ENERGY CORP              Common Stock    018802108      243,396          6,906,362
ALLTEL CORP                      Common Stock    020039103       40,000          2,860,000
APPLIED MATERIALS INC            Common Stock    038222105       80,000          5,910,000
BANK NEW YORK INC                Common Stock    064057102    1,650,000         60,534,375
CINCINNATI BELL INC              Common Stock    171870108   11,431,678        285,077,470
CINCINNATI FINL CORP             Common Stock    172062101    1,357,603         50,994,963
CINERGY CORP                     Common Stock    172474108      175,000          5,600,000
CISCO SYSTEMS INC                Common Stock    17275R102      105,000          6,765,938
COMPAQ COMPUTER CORP             Common Stock    204493100      107,000          2,534,563
CONECTIV INC                     Common Stock    206829103       27,000            659,813
CONVERGYS CORPORATION            Common Stock    212485106   12,431,678        240,863,761
DSP GROUP                        Common Stock    23332B106      150,000          5,400,000
DOMINION RES INC VA              Common Stock    257470104       60,000          2,598,750
FIFTH THIRD BANCORP              Common Stock    316773100   12,527,500        833,861,719
FIRST AMERICAN CORP-TENN         Common Stock    318900107      100,000          4,156,250
FIRSTAR CORP                     Common Stock    33763V109   14,316,084        400,850,352
FRONTIER CORP                    Common Stock    35906P105       45,800          2,685,025
GENERAL ELECTRIC CO              Common Stock    369604103       45,000          5,085,000
HUNTINGTON BANCSHARES            Common Stock    446150104       60,500          2,117,500
IDACORP INC                      Common Stock    451107106       40,000          1,260,000
INTEL CORP                       Common Stock    458140100       90,000          5,355,000
JOHNSON & JOHNSON                Common Stock    478160104       40,000          3,920,000
MERCANTILE BANCORPORATION INC    Common Stock    587342106       40,000          2,285,000
MIDWEST BANC HOLDINGS INC        Common Stock    598251106      126,700          2,407,300
MOBIL CORP                       Common Stock    607059102       50,000          4,937,500
NISOURCE INC.                    Common Stock    65473P105       70,000          1,806,875
NORTH FORK BANCORP               Common Stock    659424105      120,000          2,565,000
NORTHWESTERN CORP                Common Stock    668074107      264,900          6,407,269
OFFICE DEPOT INC                 Common Stock    676220106      160,000          3,530,000
OHIO CASUALTY CORP               Common Stock    677240103      442,500         15,985,313
ORACLE CORPORATION               Common Stock    68389X105      136,000          5,049,000
PACIFIC GATEWAY EXCHANGE INC     Common Stock    694327107      127,500          3,713,438
PEOPLES HERITAGE FINL GROUP      Common Stock    711147108      242,500          4,562,031
PEPSICO INC                      Common Stock    713448108       83,000          3,211,063
PINNACLE HOLDINGS INC.           Common Stock    72346N101       67,700          1,658,650
RELIASTAR FINL CORP              Common Stock    75952U103      100,000          4,375,000
ST PAUL BANCORP INC              Common Stock    792848103      155,001          3,952,526
SOUTHERN CO                      Common Stock    842587107      150,000          3,975,000
TENNECO INC NEW                  Common Stock    88037E101       75,000          1,790,625
THOMAS & BETTS CORP              Common Stock    884315102       30,000          1,417,500
UGI CORP                         Common Stock    902681105       51,000          1,029,563
UNITED RENTALS INC.              Common Stock    911363109       70,000          2,065,000
WPS RESOURCES CORP               Common Stock    92931B106       22,000            660,000
WILMINGTON TR CORP               Common Stock    971807102       51,100          2,931,863
                                                             ----------   ----------------
TOTAL                                                        58,063,140   2,020,760,789.59
                                                             ==========   ================

                                               ITEM 6:
                                       INVESTMENT DISCRETION                                       ITEM 8:
                                -----------------------------------                          VOTING AUTHORITY
                                (a)SOLE   (b) SHARED-   (c) SHARED-      ITEM 7:                  (shares)
            ITEM 1:                       AS DEFINED       OTHER        MANAGERS     ----------------------------------
        NAME OF ISSUER                    IN INSTR. V                 SEE INSTR. V     (a)SOLE    (b) SHARED   (c) NONE
-----------------------------------------------------------------------------------------------------------------------
WASLIC CO II

ABBOTT LABS INC                    X                                                     40,000
ADVANCED COMMUNICATIONS GRP        X                                                    265,000
ALLIANT ENERGY CORP                X                                                    243,396
ALLTEL CORP                        X                                                     40,000
APPLIED MATERIALS INC              X                                                     80,000
BANK NEW YORK INC                  X                                                  1,650,000
CINCINNATI BELL INC                X                                                 11,431,678
CINCINNATI FINL CORP               X                                                  1,357,603
CINERGY CORP                       X                                                    175,000
CISCO SYSTEMS INC                  X                                                    105,000
COMPAQ COMPUTER CORP               X                                                    107,000
CONECTIV INC                       X                                                     27,000
CONVERGYS CORPORATION              X                                                 12,431,678
DSP GROUP                          X                                                    150,000
DOMINION RES INC VA                X                                                     60,000
FIFTH THIRD BANCORP                X                                                 12,527,500
FIRST AMERICAN CORP-TENN           X                                                    100,000
FIRSTAR CORP                       X                                                 14,316,084
FRONTIER CORP                      X                                                     45,800
GENERAL ELECTRIC CO                                                                      45,000
HUNTINGTON BANCSHARES                                                                    60,500
IDACORP INC                                                                              40,000
INTEL CORP                                                                               90,000
JOHNSON & JOHNSON                                                                        40,000
MERCANTILE BANCORPORATION INC                                                            40,000
MIDWEST BANC HOLDINGS INC                                                               126,700
MOBIL CORP                                                                               50,000
NISOURCE INC.                                                                            70,000
NORTH FORK BANCORP                                                                      120,000
NORTHWESTERN CORP                                                                       264,900
OFFICE DEPOT INC                                                                        160,000
OHIO CASUALTY CORP                                                                      442,500
ORACLE CORPORATION                                                                      136,000
PACIFIC GATEWAY EXCHANGE INC                                                            127,500
PEOPLES HERITAGE FINL GROUP                                                             242,500
PEPSICO INC                                                                              83,000
PINNACLE HOLDINGS INC.                                                                   67,700
RELIASTAR FINL CORP                                                                     100,000
ST PAUL BANCORP INC                                                                     155,001
SOUTHERN CO                                                                             150,000
TENNECO INC NEW                                                                          75,000
THOMAS & BETTS CORP                                                                      30,000
UGI CORP                                                                                 51,000
UNITED RENTALS INC.                                                                      70,000
WPS RESOURCES CORP                                                                       22,000
WILMINGTON TR CORP                                                                       51,100
                                                                                     ----------
TOTAL                                                                                58,063,140
                                                                                     ==========

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